Transactions with Members, Shareholders and Related Parties - Summary of Dividends Declared or Paid (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 30, 2021	Mar. 27, 2021
Dividends Payable [Line Items]
Amount					$ 14
Record Date					Dec. 26, 2020
Dividend per share							$ 0.115	$ 0.115
Members Including McafeeCorp [Member]
Dividends Payable [Line Items]
Amount	$ 104	$ 81	$ 242	$ 131
Foundation Technology Worldwide LLC [Member]
Dividends Payable [Line Items]
Amount	65	$ 81	152	$ 131	$ 314	$ 1,338
Mcafee Corp [Member]
Dividends Payable [Line Items]
Amount	$ 39		90
Dividend Declared One [Member]
Dividends Payable [Line Items]
Amount			$ 14
Declaration Date			Dec. 09, 2020
Record Date			Dec. 24, 2020
Payment Date			Jan. 07, 2021
Dividend per share	$ 0.087		$ 0.087
Dividend Declared Two [Member]
Dividends Payable [Line Items]
Amount			$ 19
Declaration Date			Mar. 11, 2021
Record Date			Mar. 26, 2021
Payment Date			Apr. 09, 2021
Dividend per share	0.115		$ 0.115
Dividend Declared Three Member [Member]
Dividends Payable [Line Items]
Amount			$ 19
Declaration Date			Jun. 10, 2021
Record Date			Jun. 25, 2021
Payment Date			Jul. 09, 2021
Dividend per share	$ 0.115		$ 0.115